FAIR VALUE ELECTIONS - Changes in Fair Value Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal funds sold and securities borrowed or purchased under agreements to resell selected portfolios of securities purchased under agreements to resell and securities borrowed
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	$ (153)	$ (154)
Trading account assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(305)	190
Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	57	30
Corporate
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(192)	(135)
Consumer loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	3	(41)
Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(189)	(176)
Mortgage servicing rights
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	104	(344)
Certain mortgage loans (HFS)
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	331	474
Other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	435	130
Total assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(155)	20
Interest-bearing deposits
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(94)	(77)
Federal funds purchased and securities loaned or sold under agreements to repurchase selected portfolios of securities sold under agreements to repurchase and securities loaned
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	3	(5)
Trading account liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(60)	29
Short-term borrowings
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	(59)	8
Long-term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	343	(307)
Total liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions.
Fair value elections, changes in fair value gains (losses)	$ 133	$ (352)